SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 6) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income per ordinary share:
Income (loss) available to ordinary shareholders	$ (1,018.6)	$ 236.9	$ 85.6
Weighted average number of ordinary shares for the calculation of basic income per share	180.5	179.6	169.7
Effect of dilutive potential ordinary shares:
Share options and warrants (in shares)		2.0	2.8
Weighted average number of ordinary shares for the calculation of diluted income per share	180.5	181.6	172.5
Basic income (loss) per share (in dollars per share)	$ (5.64)	$ 1.32	$ 0.50
Diluted income(loss) per share (in dollars per share)	$ (5.64)	$ 1.30	$ 0.50
Weighted average potentially dilutive securities
Total potentially dilutive securities (in shares)	23.5	15.9	19.9
0.25% Convertible Senior Notes due 2012
Weighted average potentially dilutive securities
Interest rate (as a percent)	0.25%	0.25%	0.25%
Total potentially dilutive securities (in shares)	0.1	0.6	5.5
3.00% Convertible Senior Notes due 2013
Weighted average potentially dilutive securities
Interest rate (as a percent)	3.00%	3.00%	3.00%
Total potentially dilutive securities (in shares)	14.0	14.0	14.0
5.0% Convertible Loan due in 2016
Weighted average potentially dilutive securities
Interest rate (as a percent)	5.00%	5.00%	5.00%
Total potentially dilutive securities (in shares)	2.2	1.3	0.4
Non-vested restricted shares
Weighted average potentially dilutive securities
Total potentially dilutive securities (in shares)	3.8
Share options
Weighted average potentially dilutive securities
Total potentially dilutive securities (in shares)	3.4